                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/99
                                              --------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Laurel Trust Company
          ---------------------------------------------
Address:  551 Main Street
          ---------------------------------------------
          Johnstown, PA 15901
          ---------------------------------------------

          ---------------------------------------------

Form 13F File Number:  28-07668
                          -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim Craig
          ---------------------------------------------
Title:    President and Chief Operating Officer
          ---------------------------------------------
Phone:    814-536-2110
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kim Craig*           Johnstown, Pennsylvania         2/15/99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

*Pursuant to Rule 12b-11(d), Mr. Kim Craig has executed a document acknowledging and adopting the use of his typed signature on Form 13F.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                         -------------------
Form 13F Information Table Entry Total:       71
                                         -------------------
Form 13F Information Table Value Total: $131,209
                                         -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

      1        28-07666                      BT Financial Corporation
     ----      ---------------------         ------------------------

                          FORM 13F INFORMATION TABLE

Page 1 of 6                     Name of Reporting Manager  Laurel Trust Company

   Column 1:              Column 2:  Column 3:  Column 4:          Column 5:         Column 6:    Column 7:      Column 8:
 Name of Issuer           Title of   CUSIP       Value     -----------------------  Investment     Other     Voting Authority
                           Class                (x$1000)   Shares of                 Direction    Managers   -----------------
                                                           Principal  SH/PRN  PUT/
                                                            Amount            CALL                         Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation Strategy   Common   00195710P     369      4,625                      X           1        4,288    0      337
-------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                 Common   002824100   2,320     49,571                      X           1       47,902  597    1,072
-------------------------------------------------------------------------------------------------------------------------------
Allied Signal Corporation   Common   019512102     771     15,696                      X           1       15,196    0      500
-------------------------------------------------------------------------------------------------------------------------------
America Online Inc.         Common   02364J104     304      2,070                      X           1        2,070    0        0
-------------------------------------------------------------------------------------------------------------------------------
American General Corp.      Common   026351106     257      3,648                      X           1        3,648    0        0
-------------------------------------------------------------------------------------------------------------------------------
American Home Products      Common   026609107     965     14,800                      X           1       12,800    0    2,000
-------------------------------------------------------------------------------------------------------------------------------
American International      Common   026874107   2,599     21,555                      X           1       20,787  278      490
 Group, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Ameritech Corporation       Common   030954101     234      4,067                      X           1        4,067    0        0
-------------------------------------------------------------------------------------------------------------------------------
Amgen                       Common   031162100   3,119     41,668                      X           1       39,968  200    1,500
-------------------------------------------------------------------------------------------------------------------------------
Ascend Communications, Inc. Common   043491109   1,868     22,333                      X           1       21,462   84      787
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing   Common   053015103   2,592     62,658                      X           1       60,753  770    1,135
 Inc.
-------------------------------------------------------------------------------------------------------------------------------
BT Financial Corporation    Common   055763106   3,790    143,054                      X           1      106,844    0   36,210
-------------------------------------------------------------------------------------------------------------------------------
BT Financial Corporation    Common   055763106     450     17,000                      X                        0    0   17,000
-------------------------------------------------------------------------------------------------------------------------------
Bankamerica Corp.           Common   06605F102     251      3,565                      X           1        3,565    0        0
-------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.         Common   077853109     613     11,870                      X           1       11,394    0      476
-------------------------------------------------------------------------------------------------------------------------------
PAGE 1 TOTAL                                    20,502
-------------------------------------------------------------------------------------------------------------------------------

                          FORM 13F INFORMATION TABLE

Page 2 of 6                 Name of Reporting Manager  Laurel Trust Company

   Column 1:              Column 2:  Column 3:  Column 4:           Column 5:         Column 6:    Column 7:      Column 8:
 Name of Issuer           Title of   CUSIP       Value      -----------------------  Investment     Other     Voting Authority
                           Class                (x$1000)    Shares of                 Direction    Managers   -------------------
                                                            Principal  SH/PRN  PUT/
                                                             Amount            CALL                           Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
CBS Corporation              Common   12490K107   2,759      67,632                     X            1        65,486  851   1,295
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health Inc.         Common   14149Y108   3,256      49,344                     X            1        48,158  547     639
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar Incorporated     Common   14912310F     616      13,418                     X            1        12,676   89     653
---------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc. Strategy   Common   14912310P     927      20,196                     X            1        19,370  199     627
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corporation          Common   16675110P   1,513      17,058                     X            1        16,476  185     397
 Strategy
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                Common   17275R102   3,819      34,861                     X            1        33,882  344     635
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.               Common   172967101   3,034      47,518                     X            1        44,558  588   2,372
---------------------------------------------------------------------------------------------------------------------------------
The Coca Cola Company        Common   191216100   2,953      48,126                     X            1        46,660  602     864
---------------------------------------------------------------------------------------------------------------------------------
Computer Assoc Intl Inc.     Common   204912109     759      21,367                     X            1        19,192    0   2,175
---------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corporation    Common   247025109     261       6,400                     X            1         6,200    0     200
---------------------------------------------------------------------------------------------------------------------------------
Dupont E I DeNemours         Common   26353410F     611      10,527                     X            1         9,951   69     507
---------------------------------------------------------------------------------------------------------------------------------
Dupont E I DeNemours         Common   26353410P   1,751      30,176                     X            1        29,334  286     556
---------------------------------------------------------------------------------------------------------------------------------
EMC Corporation              Common   268648102   1,251       9,800                     X            1         9,500    0     300
---------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Company        Common   27746110P     947      14,833                     X            1        14,271  156     406
---------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.            Common   277461109     288       4,512                     X            1             0    0   4,512
---------------------------------------------------------------------------------------------------------------------------------
Exxon Corporation            Common   30229010P   2,414      34,222                     X            1        33,444  262     516
---------------------------------------------------------------------------------------------------------------------------------
PAGE 2 TOTAL                                     27,159
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

                                    FORM 13F

Page 3 of 6                      Name of Reporting Manager  Laurel Trust Company


   Column 1:              Column 2:  Column 3:  Column 4:           Column 5:         Column 6:    Column 7:      Column 8:
 Name of Issuer           Title of   CUSIP       Value      -----------------------  Investment     Other     Voting Authority
                           Class                (x$1000)    Shares of                 Direction    Managers   -------------------
                                                            Principal  SH/PRN  PUT/
                                                             Amount            CALL                           Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage   Common   313400301   2,037      35,563                      X           1       34,201     570      792
 Corp.
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage    Common   313586109     249       3,600                      X           1        3,400       0      200
 Association
------------------------------------------------------------------------------------------------------------------------------------
First Comwlth Finl Corp PA   Common   319829107     278      13,083                      X           1        3,698       0    9,385
------------------------------------------------------------------------------------------------------------------------------------
GTE Corp.                    Common   362320103     578       9,555                      X           1        7,005       0    2,550
------------------------------------------------------------------------------------------------------------------------------------
Gannett Inc.                 Common   364730101   1,203      19,100                      X           1       19,100       0        0
------------------------------------------------------------------------------------------------------------------------------------
General Electric Company     Common   369604103   2,904      26,254                      X           1       25,147     504      603
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corporation   Common   37044210F     830       9,546                      X           1        9,019      63      464
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corporation   Common   37044210P   1,447      16,640                      X           1       16,012     165      463
------------------------------------------------------------------------------------------------------------------------------------
Gillette Company             Common   375766102   1,635      27,527                      X           1       26,615     426      486
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire and Rubber     Common   38255010P     918      18,452                      X           1       17,693     181      578
------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.  Common   446150104   3,949      27,697                      X           1       89,386       0   38,311
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Wks Inc.       Common   452308109   1,356      21,930                      X           1       21,720     110      100
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation            Common   458140100   2,883      24,260                      X           1       23,691     183      386
------------------------------------------------------------------------------------------------------------------------------------
International Business       Common   459200101   3,663      20,667                      X           1       19,771     280      616
 Machines
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson            Common   478160104     415       4,445                      X           1        3,845       0      600
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PAGE 3 TOTAL                                     24,345
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

                                    FORM 13F

Page 4 of 6                      Name of Reporting Manager  Laurel Trust Company

   Column 1:              Column 2:  Column 3:  Column 4:           Column 5:         Column 6:    Column 7:      Column 8:
 Name of Issuer           Title of   CUSIP       Value      -----------------------  Investment     Other     Voting Authority
                           Class                (x$1000)    Shares of                 Direction    Managers   -------------------
                                                            Principal  SH/PRN  PUT/
                                                             Amount            CALL                           Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies         Common   549463107     334         3,099                      X          1        3,099      0       0
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corporation            Common   55262L100   1,998        83,750                      X          1       80,713  1,115   1,922
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom, Inc.          Common   55268B106     219         2,481                      X          1        2,481      0       0
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp              Common   580135101   3,959        87,394                      X          1       85,294    600   1,500
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.             Common   585055106   2,398        33,371                      X          1       31,300    442   1,629
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc.             Common   589331107     560         7,000                      X          1        7,000      0       0
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc.             Common   589331107     214         2,680                      X          1            0      0   2,680
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.         Common   590188108   2,813        31,790                      X          1       30,820    441     529
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corporation       Common   594918104   1,981        22,114                      X          1       21,420    224     470
------------------------------------------------------------------------------------------------------------------------------------
S&P Mid-Cap 400 Depository  Common   595635103     786        11,405                      X          1       10,893      0     512
 Receipts
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining and Mfg Co Common   60405910P   1,037        14,660                      X          1       14,113    151     396
------------------------------------------------------------------------------------------------------------------------------------
Morgan JP & Company         Common   61688010P   1,343        10,892                      X          1       10,486    138     268
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.         Common   635405103     219         3,308                      X          1        3,308      0       0
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corporation  Common   665859104   2,236        25,185                      X          1       24,634    296     255
------------------------------------------------------------------------------------------------------------------------------------
PAGE 4 TOTAL                                    20,097
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

                                    FORM 13F

Page 5 of 6                      Name of Reporting Manager  Laurel Trust Company

   Column 1:              Column 2:  Column 3:  Column 4:           Column 5:         Column 6:  Column 7:        Column 8:
 Name of Issuer           Title of   CUSIP       Value      -----------------------  Investment   Other       Voting Authority
                           Class                (x$1000)    Shares of                 Direction  Managers   -----------------------
                                                            Principal  SH/PRN  PUT/
                                                             Amount            CALL                         Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
PNC Bank Corp.               Common   693475105     212       3,830                      X        1         3,330      0        500
------------------------------------------------------------------------------------------------------------------------------------
Peoples Heritage Financial   Common   711147108     232      12,892                      X        1        12,892      0          0
 Group Inc.
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                 Common   713448108     619      15,800                      X        1         5,800      0     10,000
------------------------------------------------------------------------------------------------------------------------------------
Phillip Morris Company       Common   71815410F     398      11,336                      X        1        10,839     78        419
------------------------------------------------------------------------------------------------------------------------------------
Phillip Morris Company       Common   71815410P   1,349      38,374                      X        1        37,851     48        475
------------------------------------------------------------------------------------------------------------------------------------
Proctor & Gamble Co.         Common   742718109     942       9,628                      X        1         9,511    117          0
------------------------------------------------------------------------------------------------------------------------------------
Rambus Incorporated          Common   750917106     328       5,100                      X        1         5,100      0          0
------------------------------------------------------------------------------------------------------------------------------------
S & T Bancorp, Inc.          Common   783859101     230      12,032                      X        1        12,032      0          0
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depository Receipts  Common   78462F103  19,906     155,071                      X        1       152,220    489      2,362
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                Common   786514208   2,059      40,139                      X        1        38,636    523        980
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.        Common   806605101   2,675      48,424                      X        1        46,743    557      1,124
------------------------------------------------------------------------------------------------------------------------------------
Charles Schwab Corp.         Common   808513105     432       4,500                      X        1         4,500      0          0
------------------------------------------------------------------------------------------------------------------------------------
UST Incorporated             Common   902911106     219       8,400                      X        1         8,400      0          0
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp, Del              Common   902973106   1,054      30,948                      X        1        20,493      0     10,455
------------------------------------------------------------------------------------------------------------------------------------
Union Carbide Corp           Common   90558110F     713      15,789                      X        1        14,922    104        763
------------------------------------------------------------------------------------------------------------------------------------
PAGE 5 TOTAL                                     31,368
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

                                    FORM 13F

Page 6 of 6                      Name of Reporting Manager  Laurel Trust Company

   Column 1:              Column 2:  Column 3:   Column 4:           Column 5:         Column 6:    Column 7:      Column 8:
 Name of Issuer           Title of   CUSIP        Value      -----------------------  Investment     Other     Voting Authority
                           Class                 (x$1000)    Shares of                 Direction    Managers   --------------------
                                                             Principal  SH/PRN  PUT/
                                                              Amount            CALL                           Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
USABankcorp Inc PA           Common    917292104  1,956     133,819                      X           1      102,490      0   31,329
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.        Common    931142103  1,137      12,344                      X           1       11,872    257      215
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corporation            Common    984121103  1,949      37,407                      X           1       36,073    464      870
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank Scotland Group  Preferred   780097879  2,500     100,000                      X           1      100,000      0        0
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Premier Income        Mutual    746853100    106      14,000                      X           1       14,000      0        0
 Trust Sh Ben Int          Funds-Fixed
                             Income
-----------------------------------------------------------------------------------------------------------------------------------
MFS Inter Income Trust Sh    Mutual    55273C107     90      13,615                       X           1       13,615      0        0
 Ben Int                   Funds-Fixed
                             Income
------------------------------------------------------------------------------------------------------------------------------------
PAGE 6 TOTAL                                      7,738
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GRAND TOTAL                                     131,209
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